Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Loans Payable [Abstract]
Loans Payable

7. Loans Payable

As of September 30, 2024 and December 31, 2023, the Company had outstanding the following loans payable:

	September 30,	December 31,
	2024	2023
Future receivables financing agreement with Cedar Advance LLC, non-interest bearing, matures June 1, 2025, net of debt discount of $0 and $23,040, respectively	$250,000	$623,118
Future receivables financing agreement with Pawn Funding, non-interest bearing, matures June 1, 2025, net of debt discount of $0 and $18,240, respectively	250,000	692,885
Future receivables financing agreement with Slate Advance LLC, non-interest bearing, matures December 1, 2025, net of debt discount of $0 and $26,786, respectively	244,167	630,092
Future receivables financing agreement with Meged Funding Group, non-interest bearing, matures July 1, 2025, net of debt discount of $0 and $24,986, respectively	360,000	700,059
Promissory note issued to InterCloud Systems, Inc., non-interest bearing, unsecured and due on demand	217,400	217,400
Future receivables financing agreement with Arin Funding LLC, non-interest bearing, matures January 12, 2024, net of debt discount of $1,000	-	47,741
Future receivables financing agreement with Arin Funding LLC, non-interest bearing, matures January 23, 2024, net of debt discount of $2,500	-	84,508
Total	$1,321,567	$2,995,803

Less: Current portion of loans payable	(1,272,734)	(2,995,803)

Loans payable, net of current portion	$48,833	$-

The Company’s loans payable have an effective interest rate range of 0.0%.

Future receivables financing agreement with Cedar Advance LLC, non-interest bearing, matures June 1, 2025

On May 15, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Cedar Advance LLC. Under the Financing Agreement, the Financing Parties sold to Cedar Advance future receivables in an aggregate amount equal to $1,280,000 for a purchase price of $1,228,800. The Company received cash of $1,228,800 and recorded a debt discount of $51,200.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Cedar Advance $43,840 each week, including interest, based upon an anticipated 10% of its future receivables until such time as $1,753,600 has been paid, a period Cedar Advance and the Financing Parties estimate to be approximately nine months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $633,842 of the original balance under the agreement, along with $374,478 of interest.

During June 2024, the Company and Cedar Advance LLC executed a settlement agreement and release whereby the Company is to pay a total of $375,000 of principal and interest. This resulted in a net reduction of principal totaling $261,154. This amount is included within loss on settlement of debt on the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024. Monthly payments of $31,250 are due beginning in July 2024, and the new maturity date is June 1, 2025. In connection with the settlement agreement, the Company recorded accounts payable of $123,867 to a consultant who facilitated the settlements. The Company accounted for the settlement as a troubled debt restructuring in accordance with ASC 470-60. As a result, a loss on settlement of debt of $180,778 was recorded to the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024. The net impact of the settlement in the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024 was a gain on settlement of debt of $80,376.

During the nine months ended September 30, 2024, the Company paid $142,500 of the original balance under the agreement.

As of September 30, 2024, the Company owed $250,000 pursuant to this agreement.

Future receivables financing agreement with Pawn Funding, non-interest bearing, matures June 1, 2025

On May 15, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Pawn Funding. Under the Financing Agreement, the Financing Parties sold to Pawn Funding future receivables in an aggregate amount equal to $1,280,000 for a purchase price of $1,280,000. The Company received cash of $1,241,600 and recorded a debt discount of $38,400.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Pawn Funding $43,840 each week, including interest, based upon an anticipated 4% of its future receivables until such time as $1,753,600 has been paid, a period Pawn Funding and the Financing Parties estimate to be approximately nine months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $568,874 of the original balance under the agreement, along with $351,765 of interest.

During June 2024, the Company and Pawn Funding executed a settlement agreement whereby the Company is to pay a total of $375,000 of principal and interest. This resulted in a net reduction of principal totaling $251,471. This amount is included within loss on settlement of debt on the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024. Monthly payments of $31,250 are due beginning in July 2024, and the new maturity date is June 1, 2025. In connection with the settlement agreement, the Company recorded accounts payable of $123,868 to a consultant who facilitated the settlements. The Company accounted for the settlement as a troubled debt restructuring in accordance with ASC 470-60. As a result, a loss on settlement of debt of $111,078 was recorded to the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024. The net impact of the settlement in the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024 was a gain on settlement of debt of $140,393.

During the nine months ended September 30, 2024, the Company paid $142,500 of the original balance under the agreement.

As of September 30, 2024, the Company owed $250,000 pursuant to this agreement.

Future receivables financing agreement with Slate Advance LLC, non-interest bearing, matures December 1, 2025

On June 9, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Slate Advance. Under the Financing Agreement, the Financing Parties sold to Slate Advance future receivables in an aggregate amount equal to $1,500,000 for a purchase price of $1,425,000. The Company received cash of $1,425,000 and recorded a debt discount of $75,000.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Slate Advance $75,000 each week, including interest, based upon an anticipated 25% of its future receivables until such time as $2,100,000 has been paid, a period Slate Advance and the Financing Parties estimate to be approximately seven months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $843,121 of the original balance under the agreement, along with $506,879 of interest.

During May 2024, the Company and Slate Advance LLC executed a forbearance and release agreement whereby the Company is to pay a total of $343,000 of principal and interest. This resulted in a net reduction of principal totaling $284,605. This amount is included within loss on settlement of debt on the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024. A payment of $50,000 was due in June 2024, with monthly payments of $16,278 due beginning in July 2024, and the new maturity date is December 1, 2025. In connection with the settlement agreement, the Company recorded accounts payable of $156,567 to a consultant who facilitated the settlements. The Company accounted for the settlement as a troubled debt restructuring in accordance with ASC 470-60. As a result, a loss on settlement of debt of $202,830 was recorded to the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024. The net impact of the settlement in the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024 was a gain on settlement of debt of $81,775.

During the nine months ended September 30, 2024, the Company paid $147,584 of the original balance under the agreement.

As of September 30, 2024, the Company owed $244,167 pursuant to this agreement.

Future receivables financing agreement with Meged Funding Group, non-interest bearing, matures July 1, 2025

On July 25, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Meged Funding Group. Under the Financing Agreement, the Financing Parties sold to Slate Advance future receivables in an aggregate amount equal to $1,200,000 for a purchase price of $1,151,950. The Company received cash of $1,151,950 and recorded a debt discount of $48,050.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Meged Funding Group $67,200 each week, including interest, based upon an anticipated 25% of its future receivables until such time as $1,680,000 has been paid, a period Meged Funding Group and the Financing Parties estimate to be approximately six months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $474,955 of the original balance under the agreement, along with $331,445 of interest.

During June 2024, the Company and Meged Funding Group executed a settlement agreement whereby the Company is to pay a total of $525,000 of principal and interest. This resulted in a net reduction of principal totaling $232,120. This amount is included within loss on settlement of debt on the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024. A payment of $45,000 in due in July 2024, with monthly payments of $40,000 due beginning in August 2024, and the new maturity date is July 1, 2025. In connection with the settlement agreement, the Company recorded accounts payable of $132,604 to a consultant who facilitated the settlements. The Company accounted for the settlement as a troubled debt restructuring in accordance with ASC 470-60. As a result, a loss on settlement of debt of $191,704 was recorded to the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024. The net impact of the settlement in the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024 was a gain on settlement of debt of $40,416.

During the nine months ended September 30, 2024, the Company paid $172,040 of the original balance under the agreement.

As of September 30, 2024, the Company owed $360,000 pursuant to this agreement.

Future receivables financing agreement with Arin Funding LLC, non-interest bearing, matures January 12, 2024

On August 25, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Arin Funding LLC. Under the Financing Agreement, the Financing Parties sold to Arin Funding LLC future receivables in an aggregate amount equal to $200,000 for a purchase price of $195,000. The Company received cash of $195,000 and recorded a debt discount of $5,000.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Arin Funding LLC $13,000 each week, including interest, based upon an anticipated 5% of its future receivables until such time as $260,000 has been paid, a period Arin Funding LLC and the Financing Parties estimate to be approximately five months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $151,259 of the original balance under the agreement, along with $56,741 of interest.

During the nine months ended September 30, 2024, the Company paid $48,741 of the original balance under the agreement. As a result of these payments, the amount owed at September 30, 2024 was $0.

Future receivables financing agreement with Arin Funding LLC, non-interest bearing, matures January 23, 2024

On September 5, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Arin Funding LLC. Under the Financing Agreement, the Financing Parties sold to Arin Funding LLC future receivables in an aggregate amount equal to $300,000 for a purchase price of $290,000. The Company received cash of $290,000 and recorded a debt discount of $10,000.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Arin Funding LLC $19,500 each week, including interest, based upon an anticipated 8% of its future receivables until such time as $390,000 has been paid, a period Arin Funding LLC and the Financing Parties estimate to be approximately five months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $212,992 of the original balance under the agreement, along with $79,508 of interest.

During the nine months ended September 30, 2024, the Company paid $87,008 of the original balance under the agreement. As a result of these payments, the amount owed at September 30, 2024 was $0.

Future receivables financing agreements with J.J. Astor & Co., non-interest bearing, matures March 6, 2025

The Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an several bridge loan agreements with J.J. Astor &Co., dated May 9, 2024 (Loan #1), May 16, 2024 (Loan #2), and May 23, 2024 (Loan #3). Under these loan agreements, the Financing Parties issued warrants to J.J. Astor & Co., Warrant #1 dated May 9, 2024 to purchase 10,800 shares at an exercise price of $14.00 per share, Warrant #2 dated May 16, 2024 to purchase 22,000 shares at an exercise price of $10.00 per share, and Warrant #3 dated May 23, 2024 to purchase 16,240 shares at an exercise price of $12.50 per share. The Company received cash of $144,000 for Loan #1, $208,320 for Loan #2, and $180,907 for Loan #3.

Pursuant to the terms of the agreements, the Company agreed to pay J.J. Astor & Co. $5,625.00 each week for Loan #1, $8,348 for Loan #2, and $6,851 for Loan #3, including interest, a period J.J. Astor & Co. and the Financing Parties estimated to be approximately 40 weeks for each loan agreement.

The Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into a Senior Loan Agreement with J.J. Astor & Co., dated May 29, 2024. Under this Senior Loan Agreement, the Financing Parties collectively paid off the three previous short term notes aggregating $813,389 made by J.J. Astor & Co. to the company in May 2024. The Company received net cash of $1,609,593.

Pursuant to the terms of the Senior Loan Agreement, the Company agreed to pay J.J. Astor & Co. $87,750 each week, including interest, a period J.J. Astor & Co. and the Financing Parties estimated to be approximately 40 weeks for the Senior Loan Agreement.

During June 2024, the Company and J.J. Astor & Co. executed a payoff agreement and release whereby the Company was to pay a total of $3,510,000 of principal and interest. This resulted in a reduction of principal (Early Pay Discount) totaling $338,000. The Senior Loan Agreement was settled in full as of September 30, 2024 using proceeds from the sale of HWN’s technology services business unit (refer to Note 3, Recent Subsidiary Activity, for additional detail).

Promissory note issued to InterCloud Systems, Inc., non-interest bearing, unsecured and due on demand

On June 15, 2021, in connection with the 2021 merger transaction, the Company assumed High Wire’s promissory note issued to InterCloud Systems, Inc. The note was originally issued on February 27, 2018 in the principal amount of $500,000. As of June 15, 2021, $217,400 remained outstanding. The note is non-interest bearing and is due on demand.

As of September 30, 2024, the Company owed $217,400 pursuant to this agreement.

7. Loans Payable

As of December 31, 2023 and 2022, the Company had outstanding the following loans payable:

	December 31,	December 31,
	2023	2022
Future receivables financing agreement with Cedar Advance LLC, non-interest bearing, matures February 16, 2024, net of debt discount of $23,040	$623,118	$-
Future receivables financing agreement with Pawn Funding, non-interest bearing, matures February 22, 2024, net of debt discount of $18,240	692,885	-
Future receivables financing agreement with Slate Advance LLC, non-interest bearing, matures December 22, 2023, net of debt discount of $26,786	630,092	-
Future receivables financing agreement with Meged Funding Group, non-interest bearing, matures January 17, 2024, net of debt discount of $24,986	700,059	-
Future receivables financing agreement with Arin Funding LLC, non-interest bearing, matures January 12, 2024, net of debt discount of $1,000	47,741	-
Future receivables financing agreement with Arin Funding LLC, non-interest bearing, matures January 23, 2024, net of debt discount of $2,500	84,508	-
Promissory note issued to InterCloud Systems, Inc., non-interest bearing, unsecured and due on demand	217,400	217,400
Promissory note, Jeffrey Gardner, 12% interest, unsecured, matures April 15, 2023	-	-
Future receivables financing agreement with Cedar Advance LLC, non-interest bearing, matures July 28, 2023	-	-
Future receivables financing agreement with Pawn Funding, non-interest bearing, matures August 4, 2023	-	-
Promissory note issued to Cornerstone National Bank & Trust, 4.5% interest, unsecured, matures on October 9, 2024	-	245,765
Future receivables financing agreement with Cedar Advance LLC, non-interest bearing, matures August 17, 2023, net of debt discount of $329,419	-	825,656
Future receivables financing agreement with Pawn Funding, non-interest bearing, matures August 17, 2023, net of debt discount of $329,419	-	825,656
Total	$2,995,803	$2,114,477

Less: Current portion of loans payable, net of debt discount	(2,995,803)	(1,928,964)

Loans payable, net of current portion	$-	$185,513

The Company’s loans payable have an effective interest rate range of 0.0% to 144.3%.

Unsecured promissory note, Keith Hayter, 15% interest, matures August 31, 2023

On January 1, 2023, Keith Hayter, formerly a related party, exchanged a convertible promissory note for an unsecured promissory note with no conversion feature. The principal amount of the new note is $235,837, which was the outstanding principal and accrued interest of the exchanged note as of that date. Interest accrues at 15% per annum. All principal and accrued but unpaid interest under the note is due on August 31, 2023.

During the year ended December 31, 2023, the Company made cash payments for principal of $235,837 and accrued interest of $19,533. As a result of these payments, the amount owed at December 31, 2023 was $0.

Promissory note, Jeffrey Gardner, 12% interest, unsecured, matures April 15, 2023

On January 16, 2023, the Company issued a $330,000 promissory note to Jeffrey Gardner. The note had a maturity date of April 15, 2023 and bore interest at a rate of 12% per annum. The Company received cash proceeds of $300,000 and recorded a debt discount of $30,000.

During the year ended December 31, 2023, the Company made cash payments for principal and accrued interest of $330,000 and $20,000, respectively. As a result of these payments, the amount owed at December 31, 2023 was $0.

Future receivables financing agreement with Cedar Advance LLC, non-interest bearing, matures July 28, 2023

On February 9, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Cedar Advance LLC. Under the Financing Agreement, the Financing Parties sold to Cedar Advance future receivables in an aggregate amount equal to $725,000 for a purchase price of $500,000. The Company received cash of $475,000 and recorded a debt discount of $250,000.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Cedar Advance $30,208 each week based upon an anticipated 25% of its future receivables until such time as $725,000 has been paid, a period Cedar Advance and the Financing Parties estimated to be approximately six months. The Financing Agreement also contained customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $725,000 of the original balance under the agreement. Of that amount, $332,292 was paid using proceeds from the May 2023 loan with Cedar Advance discussed below. As a result of these payments, the amount owed at December 31, 2023 was $0.

Future receivables financing agreement with Pawn Funding, non-interest bearing, matures August 4, 2023

On February 16, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Pawn Funding. Under the Financing Agreement, the Financing Parties sold to Pawn Funding future receivables in an aggregate amount equal to $725,000 for a purchase price of $500,000. The Company received cash of $475,000 and recorded a debt discount of $250,000.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Pawn Funding $15,104 each week based upon an anticipated 25% of its future receivables until such time as $362,500 has been paid, a period Pawn Funding and the Financing Parties estimated to be approximately six months. The Financing Agreement also contained customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $725,000 of the original balance under the agreement. Of that amount, $362,500 was paid using proceeds from the May 2023 loan with Pawn Funding discussed below. As a result of these payments, the amount owed at December 31, 2023 was $0.

Future receivables financing agreement with Cedar Advance LLC, non-interest bearing, matures February 16, 2024

On May 15, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Cedar Advance LLC. Under the Financing Agreement, the Financing Parties sold to Cedar Advance future receivables in an aggregate amount equal to $1,280,000 for a purchase price of $1,228,800. The Company received cash of $1,228,800 and recorded a debt discount of $51,200.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Cedar Advance $43,840 each week, including interest, based upon an anticipated 10% of its future receivables until such time as $1,753,600 has been paid, a period Cedar Advance and the Financing Parties estimate to be approximately nine months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $633,842 of the original balance under the agreement, along with $374,478 of interest.

As of December 31, 2023, the Company owed $646,158 pursuant to this agreement and will record accretion equal to the debt discount of $23,040 over the remaining term of the note.

Future receivables financing agreement with Pawn Funding, non-interest bearing, matures February 22, 2024

On May 15, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Pawn Funding. Under the Financing Agreement, the Financing Parties sold to Pawn Funding future receivables in an aggregate amount equal to $1,280,000 for a purchase price of $1,280,000. The Company received cash of $1,241,600 and recorded a debt discount of $38,400.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Pawn Funding $43,840 each week, including interest, based upon an anticipated 4% of its future receivables until such time as $1,753,600 has been paid, a period Pawn Funding and the Financing Parties estimate to be approximately nine months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $568,874 of the original balance under the agreement, along with $351,765 of interest.

As of December 31, 2023, the Company owed $711,125 pursuant to this agreement and will record accretion equal to the debt discount of $18,240 over the remaining term of the note.

Future receivables financing agreement with Slate Advance LLC, non-interest bearing, matures December 22, 2023

On June 9, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Slate Advance. Under the Financing Agreement, the Financing Parties sold to Slate Advance future receivables in an aggregate amount equal to $1,500,000 for a purchase price of $1,425,000. The Company received cash of $1,425,000 and recorded a debt discount of $75,000.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Slate Advance $75,000 each week, including interest, based upon an anticipated 25% of its future receivables until such time as $2,100,000 has been paid, a period Slate Advance and the Financing Parties estimate to be approximately seven months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $843,121 of the original balance under the agreement, along with $506,879 of interest.

As of December 31, 2023, the Company owed $656,878 pursuant to this agreement and will record accretion equal to the debt discount of $26,786 over the remaining term of the note.

Future receivables financing agreement with Meged Funding Group, non-interest bearing, matures January 17, 2024

On July 25, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Meged Funding Group. Under the Financing Agreement, the Financing Parties sold to Slate Advance future receivables in an aggregate amount equal to $1,200,000 for a purchase price of $1,151,950. The Company received cash of $1,151,950 and recorded a debt discount of $48,050.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Meged Funding Group $67,200 each week, including interest, based upon an anticipated 25% of its future receivables until such time as $1,680,000 has been paid, a period Meged Funding Group and the Financing Parties estimate to be approximately six months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $474,955 of the original balance under the agreement, along with $331,445 of interest.

As of December 31, 2023, the Company owed $725,045 pursuant to this agreement and will record accretion equal to the debt discount of $24,986 over the remaining term of the note.

Future receivables financing agreement with Arin Funding LLC, non-interest bearing, matures January 12, 2024

On August 25, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Arin Funding LLC. Under the Financing Agreement, the Financing Parties sold to Arin Funding LLC future receivables in an aggregate amount equal to $200,000 for a purchase price of $195,000. The Company received cash of $195,000 and recorded a debt discount of $5,000.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Arin Funding LLC $13,000 each week, including interest, based upon an anticipated 5% of its future receivables until such time as $260,000 has been paid, a period Arin Funding LLC and the Financing Parties estimate to be approximately five months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $151,259 of the original balance under the agreement, along with $56,741 of interest.

As of December 31, 2023, the Company owed $48,741 pursuant to this agreement and will record accretion equal to the debt discount of $1,000 over the remaining term of the note.

Future receivables financing agreement with Arin Funding LLC, non-interest bearing, matures January 23, 2024

On September 5, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Arin Funding LLC. Under the Financing Agreement, the Financing Parties sold to Arin Funding LLC future receivables in an aggregate amount equal to $300,000 for a purchase price of $290,000. The Company received cash of $290,000 and recorded a debt discount of $10,000.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Arin Funding LLC $19,500 each week, including interest, based upon an anticipated 8% of its future receivables until such time as $390,000 has been paid, a period Arin Funding LLC and the Financing Parties estimate to be approximately five months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $212,992 of the original balance under the agreement, along with $79,508 of interest.

As of December 31, 2023, the Company owed $87,008 pursuant to this agreement and will record accretion equal to the debt discount of $2,500 over the remaining term of the note.

Promissory note issued to InterCloud Systems, Inc., non-interest bearing, unsecured and due on demand

On June 15, 2021, in connection with the 2021 merger transaction, the Company assumed High Wire’s promissory note issued to InterCloud Systems, Inc. The note was originally issued on February 27, 2018 in the principal amount of $500,000. As of June 15, 2021, $217,400 remained outstanding. The note is non-interest bearing and is due on demand.

As of December 31, 2023, the Company owed $217,400 pursuant to this agreement.

Promissory note issued to Cornerstone National Bank & Trust, 4.5% interest, matures October 9, 2024

On October 21, 2019, the Company issued a promissory note to Cornerstone National Bank & Trust with an original principal amount of $420,000. The note bore interest at a rate of 4.5% per annum and the maturity date was October 9, 2024. The Company was to make monthly payments of principal and interest of $5,851, with a final balloon payment of $139,033 due on October 9, 2024.

During the year ended December 31, 2022, the Company made cash payments for principal of $58,422.

During the year ended December 31, 2023, the remaining principal balance of $245,765 was paid using proceeds from factor financing. As a result of these payments, the amount owed at December 31, 2023 was $0.

Future receivables financing agreement with Cedar Advance LLC, non-interest bearing, matures August 17, 2023

On November 9, 2022, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Cedar Advance LLC. Under the Financing Agreement, the Financing Parties sold to Cedar Advance future receivables in an aggregate amount equal to $1,399,900 for a purchase price of $1,000,000. The Company received cash of $960,000 and recorded a debt discount of $439,900.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Cedar Advance $34,975 each week based upon an anticipated 25% of its future receivables until such time as $1,399,900 has been paid, a period Cedar Advance and the Financing Parties estimated to be approximately nine months. The Financing Agreement also contained customary affirmative and negative covenants, representations and warranties, and default and termination provisions. The effective interest rate is 78%.

During the year ended December 31, 2022, the Company paid $244,825 of the original balance under the agreement.

During the period of January 1, 2023 and March 6, 2023, the Company paid $314,775 of the original balance under the agreement. As a result of these payments, the Company owed $840,330 as of March 6, 2023.

On March 6, 2023, in connection with the divestiture of the ADEX Entities, the buyer assumed this note (refer to Note 3, Recent Subsidiary Activity, for additional detail).

Future receivables financing agreement with Pawn Funding, non-interest bearing, matures August 17, 2023

On November 9, 2022, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Pawn Funding. Under the Financing Agreement, the Financing Parties sold to Pawn Funding future receivables in an aggregate amount equal to $1,399,900 for a purchase price of $1,000,000. The Company received cash of $960,000 and recorded a debt discount of $439,900.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Pawn Funding $34,975 each week based upon an anticipated 25% of its future receivables until such time as $1,399,900 has been paid, a period Pawn Funding and the Financing Parties estimated to be approximately nine months. The Financing Agreement also contained customary affirmative and negative covenants, representations and warranties, and default and termination provisions. The effective interest rate is 78%.

During the year ended December 31, 2022, the Company paid $244,825 of the original balance under the agreement.

During the period of January 1, 2023 and March 6, 2023, the Company paid $314,775 of the original balance under the agreement. As a result of these payments, the Company owed $840,330 as of March 6, 2023.

On March 6, 2023, in connection with the divestiture of the ADEX Entities, the buyer assumed this note (refer to Note 3, Recent Subsidiary Activity, for additional detail).